COVA SERIES TRUST

                      SUPPLEMENT DATED NOVEMBER 1, 1996
                     TO THE PROSPECTUS DATED MAY 1, 1996,
                           AS AMENDED JUNE 28, 1996


COMPLETION OF ACQUISITION

On October 31, 1996, VK/AC Holding, Inc. became a wholly owned indirect subsidiary of Morgan Stanley Group Inc. pursuant to the closing of an Agreement and Plan of Merger among Morgan Stanley Group Inc., MSAM Holdings II, Inc. and MSAM Acquisition Inc., whereby MSAM Acquisition Inc. was merged with and into VK/AC Holding, Inc. and VK/AC Holding, Inc. was the surviving corporation (the "Acquisition"). As a result of the Acquisition, VK/AC Holding, Inc. became a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly owned subsidiary of Morgan Stanley Group Inc. VK/AC Holding, Inc. is the indirect parent of Van Kampen American Capital Investment Advisory Corp., the Sub-Adviser for the Quality Income, High Yield, Stock Index, Money Market and Growth and Income Portfolios of Cova Series Trust.

Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser ("MSAM"), Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending. As of September 30, 1996, MSAM, together with its affiliated investment advisory companies, had approximately $103.5 billion of assets under management and fiduciary advice.

Prior to October 31, 1996, VK/AC Holding, Inc. was indirectly controlled by The Clayton & Dubilier Associates IV Limited Partnership. References in the attached Prospectus to The Clayton & Dubilier Associates IV Limited Partnership and its general partners are hereby deleted.

DATE OF STATEMENT OF ADDITIONAL INFORMATION

The following sentence is inserted in place of the first sentence of the third paragraph on page 1 of the Prospectus:

     "A Statement of Additional Information, dated October 18, 1996, containing information about the Trust has been filed with the Securities and Exchange Commission and is hereby incorporated by reference into this Prospectus."

FINANCIAL HIGHLIGHTS

This  Supplement  contains  financial  highlights thereto for the period ended
June 30, 1996, with respect to the Quality Bond Portfolio, Small Cap Stock Portfolio, Large Cap Stock Portfolio, Select Equity Portfolio, International Equity Portfolio and Bond Debenture Portfolio of the Trust. With the filing of this Supplement, the date of the Prospectus is changed to October 18, 1996.


                              COVA SERIES TRUST
                            QUALITY BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

For the Period Ended June 30, 1996 (UNAUDITED)*







      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------

      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.126
         Net realized and unrealized loss on investments               (0.130)
      Total from investment operations                                 (0.004)
      ----------------------------------------------------    ---------------

      DISTRIBUTIONS:
         Dividends from net investment income                          (0.124)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.124)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $          9.872
----------------------------------------------------------    ---------------

TOTAL RETURN                                                           (0.06%)
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          5,502

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.65%**
         Net investment income                                        5.70%**

PORTFOLIO TURNOVER RATE:                                                67.58%
----------------------------------------------------------    ---------------


*     Fund commenced investment operations on April 2, 1996
**    Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Expenses to Average Net Assets:                     1.39%**
    Ratio of Net Investment Income to Average Net Assets:        4.96%**




                              COVA SERIES TRUST
                          SMALL CAP STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

For the Period Ended June 30, 1996 (UNAUDITED)*





      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.026
         Net realized and unrealized gain on investments                0.460
      Total from investment operations                                  0.486
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.026)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.026)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.460
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             4.86%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          5,754

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.95%**
         Net investment income                                        1.00%**

PORTFOLIO TURNOVER RATE:                                                31.50%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0336
----------------------------------------------------------    ---------------


*     Fund commenced investment operations on April 2, 1996
**    Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Expenses to Average Net Assets:                      1.82%**
    Ratio of Net Investment Income to Average Net Assets:         0.13%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                          LARGE CAP STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

For the Period Ended June 30, 1996 (UNAUDITED)*





      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.047
         Net realized and unrealized gain on investments                0.190
      Total from investment operations                                  0.237
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.046)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.046)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.191
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             2.36%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $         15,504

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.75%**
         Net investment income                                        1.94%**

PORTFOLIO TURNOVER RATE:                                                11.23%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0306
----------------------------------------------------------    ---------------


*     Fund commenced investment operations on April 2, 1996
**    Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets:                     1.34%**
    Ratio of Net Investment Income to Average Net Assets:        1.35%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                           SELECT EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

For the Period Ended June 30, 1996 (UNAUDITED)*





      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.042
         Net realized and unrealized loss on investments               (0.110)
      Total from investment operations                                 (0.068)
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.042)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.042)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $          9.890
----------------------------------------------------------    ---------------

TOTAL RETURN                                                           (0.68%)
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          5,624

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.85%**
         Net investment income                                        1.74%**

PORTFOLIO TURNOVER RATE:                                                65.22%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0375
----------------------------------------------------------    ---------------


*     Fund commenced investment operations on April 2, 1996
**    Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Expenses to Average Net Assets:                     1.59%**
    Ratio of Net Investment Income to Average Net Assets:        1.00%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                        INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

For the Period Ended June 30, 1996 (UNAUDITED)*





      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------
      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.089
         Net realized and unrealized gain on investments                0.300
      Total from investment operations                                  0.389
      ----------------------------------------------------    ---------------
      DISTRIBUTIONS:
         Dividends from net investment income                          (0.055)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.055)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.334
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             3.85%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          7,252

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.95%**
         Net investment income                                        4.40%**

PORTFOLIO TURNOVER RATE:                                                33.07%
----------------------------------------------------------    ---------------
AVERAGE COMMISSION RATE PAID (2):                            $         0.0063
----------------------------------------------------------    ---------------


*     Fund commenced investment operations on April 2, 1996
**    Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Expenses to Average Net Assets:                     2.66%**
    Ratio of Net Investment Income to Average Net Assets:        2.69%**

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



                              COVA SERIES TRUST
                           BOND DEBENTURE PORTFOLIO

FINANCIAL HIGHLIGHTS

For the Period Ended June 30, 1996 (UNAUDITED)*





      PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF PERIOD                         $         10.000
----------------------------------------------------------    ---------------

      INCOME FROM INVESTMENT OPERATIONS
         Net investment income                                          0.085
         Net realized and unrealized gain on investments                0.220
      Total from investment operations                                  0.305
      ----------------------------------------------------    ---------------

      DISTRIBUTIONS:
         Dividends from net investment income                          (0.083)
         Distributions from net realized gain                           0.000
      Total distributions                                              (0.083)
      ----------------------------------------------------    ---------------

NET ASSET VALUE, END OF PERIOD                               $         10.222
----------------------------------------------------------    ---------------

TOTAL RETURN                                                             3.03%
----------------------------------------------------------    ---------------

RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------    ---------------
      Net Assets, end of period (000)                        $          1,934

   RATIOS TO AVERAGE NET ASSETS (1)
----------------------------------------------------------    ---------------
         Expenses                                                     0.85%**
         Net investment income                                        7.50%**

PORTFOLIO TURNOVER RATE:                                                67.49%
----------------------------------------------------------    ---------------


*     Fund commenced investment operations on April 2, 1996
**    Annualized

(1) If certain expenses had not been assumed by Cova Life and/or the Adviser, total return would have been lower and the ratios would have been as follows:

    Ratio of Expenses to Average Net Assets:                     2.75%**
    Ratio of Net Investment Income to Average Net Assets:        5.60%**